UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT) (formerly BlackRock Global Floating
Rate Income Trust)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Floating Rate Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
Air Freight & Logistics - 0.0%	Park-Ohio Industries, Inc., 8.375%, 11/15/14	USD	125	$ 55,312
Auto Components - 0.0%	The Goodyear Tire & Rubber Co., 6.318%, 12/01/09 (a)		60	57,900
	Lear Corp., 8.75%, 12/01/16		30	5,700
				63,600
Building Products - 0.0%	CPG International I, Inc., 10.50%, 7/01/13		90	50,400
Capital Markets - 1.1%	E*Trade Financial Corp., 12.50%, 11/30/17		2,656	1,474,219
	Marsico Parent Co., LLC, 10.625%, 1/15/16		1,501	645,430
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)		589	253,069
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)		400	172,116
				2,544,834
Chemicals - 0.4%	American Pacific Corp., 9%, 2/01/15		125	105,000
	Ames True Temper, Inc., 5.094%, 1/15/12 (a)		1,100	687,500
	Key Plastics LLC, 11.75%, 3/15/13 (c)(d)		625	100,000
				892,500
Commercial Banks - 4.8%	SNS Bank NV Series 572, 2.61%, 1/20/12	EUR	8,500	10,852,870
Commercial Services &	DI Finance Series B, 9.50%, 2/15/13	USD	307	267,090
Supplies - 0.1%
Containers & Packaging -	Berry Plastics Holding Corp., 5.871%, 9/15/14 (a)		300	108,000
0.1%	Impress Holdings BV, 4.219%, 9/15/13 (a)(c)		150	107,154
				215,154
Diversified Financial	FCE Bank Plc, 7.125%, 1/16/12	EUR	200	184,377
Services - 0.1%
Diversified Telecommunication	Cincinnati Bell, Inc., 7.25%, 7/15/13	USD	310	296,050
Services - 1.1%	Qwest Corp., 5.246%, 6/15/13 (a)		2,500	2,137,500
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (c)		150	133,500
				2,567,050
Electronic Equipment &	Sanmina-SCI Corp., 8.125%, 3/01/16		540	232,200
Instruments - 0.1%
Energy Equipment &	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		70	50,925
Services - 0.0%	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		50	35,750
				86,675
Health Care Equipment &	DJO Finance LLC, 10.875%, 11/15/14		1,000	740,000
Supplies - 0.3%
Health Care Providers &	Tenet Healthcare Corp., 6.50%, 6/01/12		250	220,000
Services - 0.1%
Hotels, Restaurants &	American Real Estate Partners LP, 7.125%, 2/15/13		140	114,100
Leisure - 0.1%	Greektown Holdings, LLC, 10.75%, 12/01/13 (c)(d)		122	23,180
	Universal City Florida Holding Co. I, 5.92%, 5/01/10 (a)		80	39,200
				176,480
Household Durables - 0.0%	Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (b)(d)(e)		400	0
Independent Power	AES Ironwood LLC, 8.875%, 11/30/25		85	73,532
Producers & Energy
Traders - 0.0%
Machinery - 0.2%	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (c)		210	111,300
	Synventive Molding Solutions Sub-Series A, 14%, 1/14/11		922	387,403
				498,703
Media - 1.4%	Affinion Group, Inc., 10.125%, 10/15/13		50	39,000
	CSC Holdings, Inc., 8.50%, 4/15/14 (c)		880	864,600

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Corporate Bonds		(000)	Value
	Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (a)	USD	100	$ 100,500
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (d)		370	222,000
	Charter Communications Holdings II, LLC Series B, 10.25%,
	9/15/10 (d)		45	26,550
	EchoStar DBS Corp., 6.375%, 10/01/11		135	129,600
	EchoStar DBS Corp., 7%, 10/01/13		158	150,100
	EchoStar DBS Corp., 7.125%, 2/01/16		230	211,600
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		977	244,250
	Nielsen Finance LLC, 10%, 8/01/14		410	362,850
	Rainbow National Services LLC, 8.75%, 9/01/12 (c)		750	748,125
				3,099,175
Metals & Mining - 0.5%	AK Steel Corp., 7.75%, 6/15/12		495	410,850
	Foundation PA Coal Co., 7.25%, 8/01/14		505	436,825
	Freeport-McMoRan Copper & Gold, Inc., 7.084%, 4/01/15 (a)		250	177,500
				1,025,175
Oil, Gas & Consumable	Chaparral Energy, Inc., 8.50%, 12/01/15		135	29,700
Fuels - 10.9%	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/01/13		11,530	10,780,550
	Pemex Project Trusting Master Fund, 2.894%, 10/15/09 (a)(f)		12,700	12,668,250
	SandRidge Energy, Inc., 5.06%, 4/01/14 (a)		1,400	914,073
	Whiting Petroleum Corp., 7.25%, 5/01/13		300	247,500
				24,640,073
Paper & Forest Products -	Abitibi-Consolidated, Inc., 5.496%, 6/15/11 (a)		840	121,800
0.7%	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (c)		470	240,026
	Bowater, Inc., 4.996%, 3/15/10 (a)		2,040	438,600
	NewPage Corp., 7.42%, 5/01/12 (a)		1,500	510,000
	Verso Paper Holdings LLC Series B, 4.92%, 8/01/14 (a)		1,215	352,350
				1,662,776
Pharmaceuticals - 0.4%	Angiotech Pharmaceuticals, Inc., 5.953%, 12/01/13 (a)		1,750	918,750
Real Estate Investment	Rouse Co. LP, 5.375%, 11/26/13		6,350	2,190,750
Trusts (REITs) - 1.0%
Specialty Retail - 0.2%	General Nutrition Centers, Inc., 7.584%, 3/15/14 (a)(b)		500	302,500
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12 (d)		375	37,500
	Michaels Stores, Inc., 10%, 11/01/14		185	83,250
				423,250
Tobacco - 0.8%	Reynolds American, Inc., 7.625%, 6/01/16 (g)		2,000	1,745,048
Wireless	Centennial Communications Corp., 7.185%, 1/01/13 (a)		1,250	1,231,250
Telecommunication	iPCS, Inc., 3.295%, 5/01/13 (a)		1,155	820,050
Services - 1.6%	Nordic Telephone Co. Holdings ApS, 10.107%,
	5/01/16 (a)(f)	EUR	1,500	1,459,648
				3,510,948
	Total Corporate Bonds - 26.0%			58,936,722
	Foreign Government Obligations
	Brazilian Government International Bond, 7.216%,
	6/29/09 (a)	USD	6,935	7,056,362
	Brazilian Government International
	Bond, 10.25%, 6/17/13		475	570,000

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Foreign Government Obligations		(000)	Value

	Colombia Government International Bond,
	8.541%, 3/17/13 (a)(f)	USD	1,200	$ 1,128,000
	Costa Rica Government International Bond, 9.335%, 5/15/09 (f)		3,200	3,248,000
	Malaysia Government International Bond, 8.75%, 6/01/09		800	814,278
	Mexican Bonos Series M, 9%, 12/22/11	MXN	13,520	990,825
	Republic of Venezuela, 2.123%, 4/20/11 (a)(f)	USD	4,000	2,630,000
	South Africa Government International Bond, 7.375%,
	4/25/12		2,400	2,460,000
	Turkey Government International Bond, 7%, 9/26/16		2,735	2,652,950
	Uruguay Government International Bond, 6.875%, 1/19/16	EUR	950	1,046,081

	Total Foreign Government Obligations - 10.0%			22,596,496

	Floating Rate Loan Interests

Aerospace & Defense - 1.3%	Avio SpA Dollar Mezzanine Term Loan, 5.811%, 9/25/16	USD	1,039	259,807
	Hawker Beechcraft Acquisition Co. LLC LC Facility Deposit,
	1.359%, 3/26/14		216	116,736
	Hawker Beechcraft Acquisition Co. LLC Term Loan,
	2.479% - 3.459%, 3/26/14		3,670	1,988,022
	IAP Worldwide Services, Inc. First Lien Term Loan, 7.25%,
	12/20/12		1,043	535,287
	Wesco Aircraft Hardware Corp. First Lien Term Loan, 2.73%,
	9/25/13		23	17,887

				2,917,739

Airlines - 0.3%	US Airways Group, Inc. Term Loan, 2.979%, 3/23/14		1,480	657,024

Auto Components - 2.4%	Allison Transmission, Inc. Term Loan, 3.20%, 8/07/14		5,865	3,774,692
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		2,241	948,755
	Dayco Products LLC - (Mark IV Industries, Inc.) Replacement
	Term Loan B, 6.35% - 8.48%, 6/01/11		853	273,071
	GPX International Tire Corp. Tranche B Term Loan,
	9.23%, 4/06/12		629	345,840
	Metaldyne Co. LLC DF Loan, 0.358% - 5.125%, 1/11/12		104	18,000
	Metaldyne Co. LLC Initial Tranche B Term Loan,
	7.875% - 8%, 1/11/14		708	122,726

				5,483,084

Beverages - 0.2%	Culligan International Second Lien Term Loan,
	6.268% - 6.561%, 4/24/13	EUR	1,000	304,093
	Le-Nature's, Inc. Tranche Term Loan B, 10.25%, 12/28/12 (d)	USD	1,000	153,333

				457,426

Building Products - 1.9%	Armstrong World Industries, Inc. Tranche B Term Loan,
	2.223%, 10/02/13		194	170,307
	Building Material Corp. of America Term Loan Advance,
	3.625% - 3.875%, 2/22/14		2,699	1,725,552
	Custom Building Products, Inc. Second Lien Term Loan,
	10.75%, 4/29/12		1,500	847,500
	Momentive Performance Materials (Blitz 06-103 GMBH)
	Tranche B-1, 2.75%, 12/04/13		1,474	1,038,926

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	United Subcontractors, Inc. Tranche B Term Loan,
	6.43% - 6.80%, 12/27/12	USD	2,275	$ 455,020
				4,237,305
Cable Television	Insight Midwest Holdings, LLC Term Loan B, 2.50%, 4/06/14		1,700	1,471,350
Services - 0.6%
Capital Markets - 0.4%	Marsico Parent Co., LLC Term Loan, 4.25% - 7.75%, 11/14/14		475	219,461
	Nuveen Investments, Inc. Term Loan, 3.79% - 4.466%, 11/13/14		1,492	703,332
				922,793
Chemicals - 8.3%	Brenntag Holdings GMBH & Co. KG Acquisition Facility,
	2.47% - 3.501%, 1/19/13		393	298,473
	Brenntag Holdings GMBH & Co. KG Facility B-2,
	2.47% - 3.501%, 1/24/13		1,607	1,221,527
	Brenntag Holdings GMBH & Co. KG Facility B6A and B6B,
	7.163%, 11/24/37	EUR	500	495,085
	Brenntag Holdings GMBH & Co. KG Second Lien Facility 2,
	5.501%, 7/17/15	USD	1,000	581,250
	Cognis GMBH Term Loan A, 5.329%, 11/17/13		803	654,820
	Cognis GMBH Term Loan B, 5.329%, 11/16/13		197	160,364
	ElectriciInvest Holding Co. Ltd. (Viridian Group Plc) Junior
	Term Facility, 6.082%, 4/20/12	EUR	1,787	1,544,710
	ElectriciInvest Holding Co. Ltd. (Viridian Group Plc) Junior
	Term Facility, 5.928%, 12/21/12	GBP	1,800	1,760,767
	Huish Detergents, Inc. Second Lien Term Loan, 4.75%,
	10/26/14	USD	750	498,750
	Huish Detergents, Inc. Tranche B Term Loan, 2.25%, 4/26/14		1,738	1,459,944
	Ineos U.S. Finance LLC Term Facility A4, 7.702%, 2/20/13		1,385	540,086
	Ineos U.S. Finance LLC Term Facility B2, 8.202%, 2/20/15		631	235,058
	Ineos U.S. Finance LLC Term Facility C2, 8.702%, 2/20/14		631	240,580
	Invista Canada Co. Tranche B2 Term Loan, 4.50%, 4/29/11		675	526,164
	Invista S.A.R.L. Tranche B1 Term Loan, 4.50%, 4/29/11		2,304	1,796,948
	Lucite International Group Holdings Ltd., 0%, 7/03/14 (b)	EUR	1,185	1,046,897
	Matrix Acquisition Corp. (MacDermid, Inc.) Tranche C Term
	Loan, 3.799%, 12/15/13		1,784	948,071
	PQ Corp. (fka Niagara Acquisition) First Lien Term Loan,
	4.43% - 4.71%, 5/29/16	USD	2,736	1,628,069
	PQ Corp. (fka Niagara Acquisition) Second Lien Term Loan,
	7.68%, 5/29/15		2,250	787,500
	Rockwood Specialties Group, Inc. Tranche E Term Loan,
	1.979%, 12/13/12		1,255	1,091,881
	Solutia, Inc. Term Loan, 8.50%, 2/28/14		1,990	1,308,392
	TPG Spring (U.K.) Ltd. (British Vita Plc) Mezzanine,
	13.521% - 14.521%, 7/22/13	EUR	2,077	26,597
				18,851,933
Commercial Services &	ARAMARK Corp. LC Facility Letter of Credit, 2.038%, 1/26/14	USD	155	135,120
Supplies - 3.3%	ARAMARK Corp. LC Facility Term Loan B, 3.334%, 1/26/14		2,437	2,126,878
	EnviroSolutions Term Loan B, 10.50%, 7/01/12		2,012	1,157,102
	John Maneely Co. Term Loan, 4.41% - 4.604%, 12/28/13		1,392	740,120

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Language Line, Inc. Tranche B-1 Services Term Loan, 4.71%,
	11/14/11	USD	588	$ 493,734
	Sirva Worldwide, Inc. Second Lien Term Loan, 12%, 5/15/15		123	6,149
	Synagro Technologies, Inc. First Lien Term Loan B, 2.45%, 4/01/14		1,986	1,231,407
	Synagro Technologies, Inc. Second Lien Term Loan, 5.20%,
	10/01/14		500	125,000
	West Corp. Term Loan B-2, 2.848% - 2.883%, 10/31/13		1,943	1,379,295
				7,394,805
Computers & Peripherals -	Dealer Computer Services, Inc. (Reynolds & Reynolds) First
0.9%	Lien Term Loan, 2.479%, 10/31/12		1,013	525,066
	Intergraph Corp. First Lien Term Loan, 3.256%, 5/15/14		1,169	933,492
	Intergraph Corp. Second Lien Term Loan, 6.479% - 7.256%, 11/17/14		750	600,000
				2,058,558
Construction &	Airport Development and Investment Ltd. (BAA) Facility
Engineering - 0.7%	Second Lien Term Loan, 6.334%, 4/07/11	GBP	566	283,704
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition
	Corp.) First Lien Term Loan B, 3.688% - 3.75%, 1/31/14	USD	990	593,800
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition
	Corp.) LC First Lien Term Loan, 1.375%, 2/15/14		500	300,000
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition
	Corp.) Second Lien Term Loan, 7% - 7.313%, 2/15/15		1,000	475,000
				1,652,504
Construction Materials - 0.4%	Headwaters, Inc. First Lien Term Loan B-1, 5.97%, 4/30/11		1,250	937,500
Containers & Packaging - 4.0%	Atlantis Plastic Films, Inc. Second Lien Term Loan, 15%, 3/22/12 (d)		500	0
	Graham Packaging Co. LP New Term Loan, 2.75% - 6.313%, 9/30/11		929	741,083
	Graphic Packaging International, Inc. Incremental Term Loan,
	3.203% - 4.185%, 5/16/14		2,713	2,315,451
	Modelo 3 SARL (Mivisa) Facility Tranche B-1 & B-2 Term Loan,
	5.452%, 6/03/15	EUR	1,000	857,864
	OI European Group BV Tranche Term Loan D, 3.147%, 6/14/13		1,915	2,047,381
	Pregis Corp. Term Loan B-2, 5.464%, 9/30/12		484	402,604
	Smurfit Kappa Acquisitions (JSG) Facility Term Loan C1,
	3.668% - 5.28%, 7/16/15		750	601,385
	Smurfit Kappa Acquisitions (JSG) Term Loan B1,
	3.428% - 5.03%, 7/16/14		750	601,385
	Smurfit-Stone Container Enterprise, Inc. Tranche Term Loan B
	& C, 1.313% - 5%, 11/01/11	USD	140	90,133
	Solo Cup Co. Term Loan B-1, 3.973% - 5.75%, 2/27/11		1,675	1,443,869
	Tegrant Corp. (SCA Packaging) Second Lien Term Loan, 6.96%,
	3/07/15		500	45,000
				9,146,155
Distributors - 0.3%	Keystone Automotive Operations, Inc. Term Loan,
	3.947% - 5.75%, 1/12/12		1,664	624,030
Diversified Consumer	Coinmach Corp. Term Loan, 3.47% - 4.26%, 11/15/14		2,558	1,790,627
Services - 0.8%

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
Diversified Financial	J.G. Wentworth, LLC First Lien Term Loan, 3.709%, 4/03/14	USD	3,800	$ 940,500
Services - 0.7%	Professional Services Industries, Inc. First Lien Term Loan, 3.23%,
	10/31/12		649	564,323
				1,504,823
Diversified Telecommunication	BCM Ireland Holdings Ltd. (Eircom) Facility Term Loan B, 3.428%,
Services - 5.2%	8/14/14	EUR	1,970	1,837,617
BCM Ireland Holdings Ltd. (Eircom) Facility Term Loan C, 3.678%,
	8/14/13		1,970	1,837,821
BCM Ireland Holdings Ltd. (Eircom) Facility Term Loan D, 5.803%,
	2/14/16		1,000	611,744
	Cavtel Holdings, LLC Term Loan, 8.50%, 12/15/12	USD	388	99,837
	Hawaiian Telcom Communications, Inc. Tranche Term Loan C,
	4.75%, 6/01/14		1,204	508,999
	Nordic Telephone Co. Holdings APS Facility Term Loan B2,
	3.418%, 4/06/14	EUR	885	996,179
	Nordic Telephone Co. Holdings APS Facility Term Loan C2,
	3.668%, 4/06/15		1,058	1,190,240
	PaeTec Holding Corp., Replacement Term Loan, 2.979%, 1/24/13	USD	746	465,081
	Time Warner Telecom Holdings, Inc. Term Loan B, 2.48%, 2/23/14		1,477	1,272,432
	Wind Telecomunicazione SpA Facility Term Loan A-1, 3.082% -
	6.973%, 9/22/12	EUR	848	902,254
	Wind Telecomunicazione SpA Facility Term Loan B-1, 7.723%,
	9/22/13		1,000	1,084,333
	Wind Telecomunicazione SpA Facility Term Loan C-1, 4.832% -
	8.473%, 9/22/14		1,000	1,084,333
				11,890,870
Electric Utilities - 0.9%	Astoria Generating Company Acquisitions, LLC Facility Term
	Loan B, 2.20% - 2.23%, 2/23/13	USD	429	381,437
	Astoria Generating Company Acquisitions, LLC Term Loan C,
	4.23%, 8/23/13		1,500	1,045,000
	TPF Generation Holdings, LLC First Lien Term Loan, 2.479%,
	11/28/13		448	390,515
	TPF Generation Holdings, LLC LC First Lien Term Loan,
	1.359%, 11/28/13		151	131,223
	TPF Generation Holdings, LLC Revolving Credit, 1.359%, 11/28/13		47	41,136
				1,989,311
Electrical Equipment - 0.4%	Electrical Components International Holdings Co. (ECI) Second Lien Term
	Loan, 11.50%, 5/05/14		500	125,000
	Generac Acquisition Corp. First Lien Term Loan, 2.9936%,
	11/10/13		1,479	782,051
				907,051
Electronic Equipment &	Flextronics International Ltd. Closing Date Term Loan,
Instruments - 1.3%	3.344% - 3.685%, 10/01/14		2,687	1,728,435
	Flextronics International Ltd. Delay Draw Term Loan A-1,
	3.344%, 10/05/14		772	496,677
	Matinvest 2 SAS (Deutsch Connectors) Second Lien Term
	Loan, 5.008%, 1/27/16		500	212,500

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	SafeNet, Inc. Second Lien Term Loan, 7.16%, 3/05/15	USD	1,000	$ 450,000
Tinnerman Palnut Engineered Products, LLC Second Lien Term Loan,
	13%, 11/01/11		2,293	114,652
				3,002,264
Energy Equipment &	Dresser, Inc. Second Lien Term Loan, 6.988%, 5/15/15		1,500	720,000
Services - 1.4%	Dresser, Inc. Term Loan B, 2.729% - 3.488%, 5/15/14		1,471	1,054,220
	MEG Energy Corp. Initial Term Loan, 3.46%, 3/23/13		486	260,144
	Trinidad USA Partnership LLP, US Term Loan, 2.997%, 4/15/11		1,459	1,094,062
				3,128,426
Food & Staples Retailing - 3.2%	AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots) Facility Term
	Loan B1, 4.593%, 7/09/15	GBP	2,500	2,557,823
	Advantage Sales & Marketing, Inc. (ASM Merger Sub, Inc.) Term
	Loan, 2.51% - 3.47%, 4/15/13	USD	970	698,511
	Birds Eye Iglo Group Ltd. (Liberator Midco Ltd.) Facility Term
	Loan B1, 3.803%, 10/27/19	EUR	500	485,749
	Birds Eye Iglo Group Ltd. (Liberator Midco Ltd.) Facility Term
	Loan C1, 4.396%, 10/27/15		489	474,784
	Birds Eye Iglo Group Ltd. (Liberator Midco Ltd.) Sterling	GBP	399	338,327
	Tranche Mezzanine, 5.595%, 11/02/15
	DSW Holdings, Inc. Term Loan, 4.455%, 3/31/12	USD	1,000	600,000
	McJunkin Corp. Term Loan, 4.709%, 1/30/14		980	708,050
	Roundy's Supermarkets, Inc. Tranche Term Loan B,
	3.20% - 3.25%, 10/22/11		505	408,020
	Wm. Bolthouse Farms, Inc. First Lien Term Loan, 2.75%,
	11/29/12		970	756,600
	Wm. Bolthouse Farms, Inc. Second Lien Term Loan, 5.979%,
	11/29/12		500	295,000
				7,322,864
Food Products - 2.4%	Dole Food Co., Inc. Credit-Linked Deposit, 0.66%, 4/12/13		139	114,833
	Dole Food Co., Inc. Tranche Term Loan B, 2.50% - 4.25%, 4/12/13		245	203,009
FSB Holdings (Fresh Start Bakeries) Second Lien Term Loan, 7.25%,
	3/29/14		500	175,000
	Fresh Start Bakeries First Lien Term Loan, 3.75% - 4.063%, 9/29/13		494	340,687
	JRD Holdings, Inc. (Jetro Holdings) Term Loan, 2.697%, 5/11/14		1,453	1,264,219
	Solvest, Ltd. (Dole) Tranche Term Loan C, 2.563% - 4.25%, 4/12/13		914	756,353
	Sturm Foods, Inc. First Lien Initial Term Loan, 3.438% - 3.75%,
	1/22/14 (b)		833	485,500
	Sturm Foods, Inc. Second Lien Initial Term Loan, 7.25%, 6/30/14		750	187,500
	United Biscuits Holdco Ltd. Facility Term Loan B1,
	3.922% - 4.861%, 1/23/15	GBP	1,651	1,412,841
	United Biscuits Holdco Ltd. Facility Term Loan B2, 4.843%,
	12/14/14	EUR	535	420,100
				5,360,042
Health Care Equipment &	Arizant, Inc. Term Loan, 2.997% - 3.966%, 7/14/10	USD	2,639	2,243,542
Supplies - 4.6%	Bausch & Lomb, Inc. Delayed Draw Term Loan,
	1.50% - 4.709%, 4/26/15		99	82,140
	Bausch & Lomb, Inc. Parent Term Loan, 4.709%, 4/26/15		390	325,276

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

	Biomet, Inc. Term Loan, 5.964%, 3/25/15	EUR	2,541	$ 2,862,728
	DJO Finance LLC (ReAble Therapeutics Fin LLC) Term
	Loan, 3.479% - 4.459%, 11/20/13	USD	1,496	1,189,496
	Hologic, Inc. Tranche Term Loan B, 3.75%, 3/31/13		635	571,302
	Molnlycke Holding AB (Rotac Holding AB) Facility Term Loan
	B1, 3.553%, 4/09/15	EUR	1,500	1,250,129
	Molnlycke Holding AB (Rotac Holding AB) Facility Term Loan C1,
	3.803%, 4/09/16		1,383	1,152,293
	Select Medical Corp. Tranche Term Loan B,
	2.473% - 4.25%, 2/24/12	USD	963	755,562

				10,432,468

Health Care Providers &	CCS Medical, Inc. (Chronic Care) First Lien Term Loan, 4.71%, 8/01/12		216	97,379
Services - 4.3%	CHS/Community Health Systems, Inc. Delay Draw Term Loan,
	2.729%, 6/18/14		234	197,720
	CHS/Community Health Systems, Inc. Funded Term Loan,
	2.729% - 3.506%, 7/25/14		4,573	3,866,005
	HCA, Inc. Tranche Term Loan B-1, 3.709%, 11/15/12		1,746	1,439,085
	HealthSouth Corp. Term Loan, 2.95% - 4.75%, 3/12/13		2,293	1,999,159
	Opica AB (Capio) Tranche Term Loan C2, 4.629%, 4/15/16	EUR	1,088	1,021,202
	Surgical Care Affiliates, LLC Term Loan, 3.459%, 6/29/14	USD	495	287,085
	Vanguard Health Holding Co. II (Vanguard Health System, Inc.)
	Replacement Term Loan, 2.729% - 3.709%, 9/23/11		968	826,658

				9,734,293

Hotels, Restaurants &	BLB Worldwide Holdings, Inc. (Wembley, Inc.) First Priority Term Loan,
Leisure - 3.3%	2.95% - 3.94%, 8/12/12		2,418	886,678
	BLB Worldwide Holdings, Inc. (Wembley, Inc.) Second Priority Term Loan,
	6.50%, 2/12/13 (d)		1,500	97,500
	Golden Nugget, Inc., Additional Advance First Lien Term Loan,
	2% - 2.48%, 6/30/13		273	98,182
	Golden Nugget, Inc., Advance First Lien Term Loan, 2.48%, 5/30/14		477	171,818
	Golden Nugget, Inc., Second Lien Term Loan, 3.73%, 11/30/14		1,000	110,000
	Green Valley Ranch Gaming, LLC First Lien Term Loan,
	2.449% - 4%, 2/26/14		473	197,506
	Green Valley Ranch Gaming, LLC Second Lien Term Loan,
	3.697%, 2/26/14		1,500	161,250
	Harrah's Operating Co., Inc. Term Loan B-1, 4.159% - 4.459%, 1/28/15		315	195,070
	Harrah's Operating Co., Inc. Term Loan B-2, 4.159% - 4.459%, 1/28/15		2,367	1,468,640
	Harrah's Operating Co., Inc. Term Loan B-3, 4.159% - 4.459%, 1/28/15		904	558,780
	OSI Restaurant Partners, Inc. Pre-Refunded Revolving Credit Term Loan,
	1.816% - 2.813%, 5/15/14		32	14,595
	OSI Restaurant Partners, LLC Term Loan, 2.813%, 5/15/14		381	172,952
	Penn National Gaming, Inc. Term Loan B, 2.23% - 2.99%, 10/03/12		2,629	2,357,752
	QCE, LLC (Quiznos) Second Lien Term Loan, 7.218%, 11/05/13		2,500	962,500

				7,453,223

Household Durables - 2.4%	American Residential Services LLC Second Lien Term Loan,
	10%, 4/17/15		2,020	1,672,601
	Berkline/Benchcraft, LLC Term Loan, 6.578%, 11/10/11 (e)		95	4,735

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Jarden Corp. Term Loan B3, 3.959%, 1/24/12	USD	1,237	$ 1,077,810
	Simmons Bedding Co. Tranche Term Loan D, 9.535%, 12/19/11		1,500	1,111,875
	Visant Corp. (fka Jostens) Tranche Term Loan C, 2.4978%, 9/30/11		1,300	1,105,102
	Yankee Candle Co., Inc. Term Loan, 2.48% - 3.47%, 2/06/14		1,000	540,000
				5,512,123
Household Products - 0.4%	VI-JON, Inc. (VJCS Acquisition, Inc.) Tranche Term Loan B,
	2.72%, 4/30/14		1,100	935,000
IT Services - 4.4%	Activant Solutions, Inc. Term Loan, 3.438%, 5/02/13		446	211,830
	Affiliated Computer Services, Inc. (ACS) Term Loan B, 2.479%, 3/20/13		728	665,435
	Amadeus IT Group SA/Amadeus Verwaltungs GmbH Facility
	Term Loan B3, 3.532%, 6/30/13	EUR	615	$ 366,605
	Amadeus IT Group SA/Amadeus Verwaltungs GmbH Facility
	Term Loan B4, 3.532%, 6/30/13		496	296,010
	Amadeus IT Group SA/Amadeus Verwaltungs GmbH Facility
	Term Loan C3, 4.032%, 6/30/14		615	366,605
	Amadeus IT Group SA/Amadeus Verwaltungs GmbH Facility
	Term Loan C4, 4.032%, 6/30/14		496	296,010
	Audio Visual Services Group, Inc. Second Lien Term Loan,
	6.96%, 8/28/13	USD	1,000	50,000
	Ceridian Corp. Term Loan, 3.47%, 11/09/14		2,000	1,360,000
	First Data Corp. Initial Tranche Term Loan B-1,
	3.223% - 3.229%, 9/24/14		2,472	1,559,512
	First Data Corp. Initial Tranche Term Loan B-2,
	3.223% - 3.229%, 9/24/14		496	311,881
	First Data Corp. Initial Tranche Term Loan B-3,
	3.223% - 3.229%, 9/24/14		982	618,967
	RedPrairie Corp. Second Lien Term Loan, 7.736%, 1/31/13		1,250	562,500
	RedPrairie Corp. Term Loan, 5.188% - 5.25%, 7/17/12		975	614,250
SunGard Data Systems, Inc. (Solar Capital Corp.) New US Term Loan,
	2.198% - 2.991%, 2/28/14		3,408	2,638,901
				9,918,506
Independent Power	Dynegy Holdings Inc. Tranche Term Loan B, 1.91%, 4/02/13 -(h)			240
Producers & Energy	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
Traders - 4.0%	Tranche Term Loan B-1, 3.948% - 4.451%, 10/10/14		2,496	1,738,348
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
	Tranche Term Loan B-2, 3.948% - 4.451%, 10/10/14		5,476	3,808,719
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial
	Tranche Term Loan B-3, 3.948% - 4.451%, 10/10/14		5,017	3,485,611
				9,032,918
Insurance - 0.5%	Alliant Holdings I, Term Loan, 4.459%, 10/23/14		988	770,250
	Conseco, Inc. Term Loan, 2.447%, 10/10/13		733	461,881
				1,232,131
Internet & Catalog	FTD Group, Inc. Tranche Term Loan B, 6.75%, 8/26/14		748	639,647
Retail - 0.3%	Oriental Trading Co., Inc. Second Lien Term Loan, 6.48%, 1/31/14		500	111,250
				750,897

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
Leisure Equipment &	24 Hour Fitness Worldwide, Inc. Tranche Term Loan B,
Products - 0.4%	2.98% - 3.93%, 6/08/12	USD	973	$ 593,225
	Kerasotes Showplace Theatres, LLC Term Loan B2, 5.063%, 11/01/11		555	333,289
				926,514
Life Sciences Tools &	Invitrogen Term Loan B, 5.25%, 6/11/15		2,993	2,925,169
Services - 1.3%
Machinery - 3.2%	Blount, Inc. Term Loan B, 2.247%, 8/09/10		593	508,816
	Cl Acquisition, Inc. (Chart Industries) Term Loan B, 2.50%, 10/17/12		222	188,889
	LN Acquisition Corp. (Lincoln Industrials) Delay Draw First Lien Term Loan,
	2.95%, 7/11/14		269	209,536
LN Acquisition Corp. (Lincoln Industrials) Initial First Lien Term Loan,
	2.95%, 7/11/14		716	558,764
	NACCO Materials Handling Group, Inc. Term Loan,
	2.479% - 4.595%, 3/21/13		488	253,500
	Navistar International Corp. Advance Term Loan, 3.729%, 1/19/12		3,667	2,591,112
	Navistar International Corp. Revolving Credit-Linked Deposit,
	3.718% - 3.729%, 1/19/12		1,333	942,223
	OshKosh Truck Corp. Term Loan B, 2.20% - 3.95%, 12/06/13		2,201	1,503,983
	Standard Steel, LLC Delay Draw Term Loan, 2.98%, 6/21/12		77	49,169
	Standard Steel, LLC Initial Term Loan, 3.96%, 6/21/12		381	243,966
	Trimas Co. LLC Tranche Term Loan B-1, 2.40%, 8/02/11		94	56,250
	Trimas Co. Tranche Term Loan B, 2.729% - 3.434%, 8/02/13		397	238,266
				7,344,474
Marine - 0.8%	Delphi Acquisition Holding l BV (fka Dockwise) Facility Term Loan B,
	3.459%, 4/26/15		1,233	665,895
Delphi Acquisition Holding l BV (fka Dockwise) Facility Term Loan C,
	4.334%, 4/26/16		1,233	665,895
Delphi Acquisition Holding l BV (fka Dockwise) Facility Term Loan D,
	5.959%, 10/26/16		1,650	445,500
				1,777,290
Media - 30.9%	Acosta, Inc. Term Loan, 2.73%, 2/28/14		1,463	1,067,625
	Affinion Group Holdings, Inc. Term Loan, 9.867%, 3/01/12		975	438,750
	Alix Partners, LLP Tranche Term Loan C, 2.94% - 3.36%, 10/30/13		931	796,406
	Alpha Topco Ltd. (Formula One) Facility Term Loan B1, 2.659%,
	1/05/14		571	296,786
	Alpha Topco Ltd. (Formula One) Facility Term Loan B2, 2.854%,
	12/31/13		393	204,040
	Amsterdamse Beheer - En Consultingmaatschappij BV (Casema)
	Casema Facility Term Loan C, 4.553%, 11/02/15	EUR	625	702,601
	Amsterdamse Beheer - En Consultingmaatschappij BV (Casema)
	Kabelcom Facility Term Loan B, 4.0531%, 11/02/14		625	702,601
	Atlantic Broadband Finance, LLC Tranche Term Loan B-2,
	3.71%, 2/27/14	USD	1,950	1,670,729
	Bresnan Communications, Additional First Lien Term Loan B,
	3.13%, 9/17/11		1,500	1,224,375
	Bresnan Communications, LLC Second Lien Term Loan,
	4.95% - 5.01%, 3/31/14		250	162,500

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	CSC Holdings, Inc. (Cablevision) Incremental Term Loan,
	2.205% - 2.692%, 3/28/13	USD	2,145	$ 1,927,054
	Catalina Marketing Corp. Initial Term Loan, 4.459%, 10/01/14		2,476	1,730,231
	Cengage Learning Acquisitions, Inc. (Thomson Learning) Term
	Loan, 2.98%, 7/05/14		1,476	1,113,287
	Cengage Learning Acquisitions, Inc. (Thomson Learning)
	Tranche 1 Incremental Term Loan, 7.50%, 7/05/14		4,230	3,024,448
	Cequel Communications, LLC Term Loan, 2.445% - 4.25%, 11/05/13		4,888	3,883,918
	Charter Communications Operating, LLC New Term Loan,
	3.18% - 3.36%, 3/06/14		1,960	1,492,359
	Clarke American Corp. Tranche Term Loan B, 2.979% - 3.959%,
	12/31/14		1,972	1,150,610
	Cumulus Media, Inc. Replacement Term Loan, 2.196%, 6/11/14		1,411	479,676
	Dex Media West LLC Tranche Term Loan B, 7%, 10/24/14		2,000	1,080,000
	Discovery Communications Holding, LLC Term Loan B, 3.459%, 5/14/14		1,975	1,766,170
	Emmis Operating Co. Tranche Term Loan B, 2.479% - 3.466%,
	11/02/13		464	191,864
	FoxCo Acquisition Sub, Term Loan, 7.25%, 7/14/15		499	261,844
	GateHouse Media Operating, Inc. Delay Draw Term Loan,
	2.45% - 4.48%, 9/15/14		293	69,895
	GateHouse Media Operating, Inc. Initial Term Loan, 2.48%, 8/28/14		135	32,179
	Getty Images, Inc. Initial Term Loan, 6.25% - 7.25%, 6/30/15		994	930,398
	Gray Television, Inc. Term Loan B, 2.01% - 2.93%, 12/31/14		1,347	570,212
	HIT Entertainment, Inc. Second Lien Term Loan, 6.74%, 2/24/13		1,000	150,000
	HMH Publishing Co., Ltd. (fka Education Media) Mezzanine
	Assignment, 5.256%, 11/14/14		7,162	2,148,651
	HMH Publishing Co., Ltd. (fka Education Media) Tranche Term
	Loan A, 5.256%, 11/14/14		2,630	1,420,077
	Hanley-Wood, LLC (FSC Acquisition) Term Loan,
	2.697% - 4.50%, 3/08/14		2,223	811,437
Hargray Acquisition Co./DPC Acquisition LLC/HCP Acquisition LLC
	First Lien Term Loan, 3.386%, 6/18/14		982	814,746
	Hargray Acquisition Co./DPC Acquisition LLC, Second Lien
	Term Loan, 6.736%, 6/18/14		500	247,500
	Idearc, Inc. (Verizon) Tranche Term Loan B, 2.48% - 3.46%, 11/17/14		1,505	508,535
	Kabel Deutschland Holding GMBH Facility Term Loan A,
	3.303%, 6/01/12	EUR	4,000	4,401,060
	Knology, Inc. Term Loan, 2.747%, 6/30/12	USD	485	320,273
	Lavena Holding 3 GmbH (ProSiebenSat.1 Media AG) Facility
	Term Loan B, 4.589%, 6/28/15	EUR	337	34,499
	Lavena Holding 3 GmbH (ProSiebenSat. 1 Media AG) Facility
	Term Loan C1, 4.839%, 6/28/15		674	68,997
	Liberty Cablevision of Puerto Rico Ltd. Initial Facility Term
	Loan B, 3.996%, 3/01/13	USD	1,478	886,500
	Local TV Finance, LLC Term Loan, 2.48%, 5/07/13		744	267,960
	MCC Iowa LLC (Mediacom Broadband Group) Tranche Term
	Loan A, 1.88%, 3/31/10		825	754,644

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	MCC Iowa LLC (Mediacom Broadband Group) Tranche Term
	Loan D-1, 2.13%, 1/31/15	USD	1,470	$ 1,229,900
	Mediacom Illinois, LLC (fka Mediacom Communications, LLC)
	Tranche Term Loan C, 1.88%, 1/31/15		2,430	1,978,792
	Mediannuaire Holding (Pages Jaunes) Term Loan B2,
	3.909%, 1/11/15	EUR	453	123,522
	Mediannuaire Holding (Pages Jaunes) Term Loan C, 4.409%, 1/11/16		938	255,543
	Mediannuaire Holding (Pages Jaunes) Term Loan D, 5.909%, 1/11/17		500	73,623
	Metro-Goldwyn-Mayer, Inc., Tranche Term Loan B,
	3.729% - 4.709%, 3/15/12		1,920	865,949
	Multicultural Radio Broadcasting, Inc. Term Loan,
	3.258% - 5%, 12/15/12	USD	331	231,910
	Mission Broadcasting, Inc. Term Loan B, 3.209%, 10/01/12		1,883	1,091,950
	National Cinemedia, LLC Term Loan, 3.75%, 2/12/15		1,000	620,714
	Newsday LLC Term Loan, 9.75%, 7/02/13		1,500	1,320,000
	Newsday LLC Term Loan, 6.594%, 8/01/13		1,250	1,071,875
	NV Broadcasting, LLC First Lien Term Loan, 5.25%, 10/21/13		990	366,290
	NV Broadcasting, LLC Second Lien Term Loan, 5.25%, 10/26/14		1,500	300,000
	Nexstar Broadcasting, Term Loan B, 3.209%, 10/01/12		1,781	1,033,129
	Nielsen Finance LLC Dollar Term Loan, 2.448%, 8/15/13		3,818	3,025,562
	Penton Media, Inc. First Lien Term Loan,
	2.729% - 3.424%, 2/01/13		1,105	416,703
	Penton Media, Inc. Second Lien Term Loan, 6.174%, 2/01/14		1,000	111,000
	Puerto Rico Cable Acquisition Co., Inc. (D/B/A Choice TV)
	Second Lien Term Loan, 8%, 1/28/12		692	380,769
	Quebecor Media Facility Term Loan B, 3.094%, 1/17/13		728	603,825
	San Juan Cable Term Loan B, 9.62%, 3/02/13		1,769	1,061,439
	Sitel, LLC (ClientLogic) Term Loan, 5.947% - 6.911%, 1/30/14		1,366	805,935
	Sunshine Acquisition Ltd. (aka HIT Entertainment) Facility
	Term Loan, 3.49%, 8/31/12		1,098	477,652
	Telecommunications Management, LLC Multi-Draw Term Loan,
	3.979%, 6/30/13		233	140,080
	Telecommunications Management, LLC Term Loan,
	3.979%, 6/30/13		926	555,750
	UPC Financing Partnership Facility Term Loan M, 3.545%,
	11/19/37	EUR	3,767	3,431,616
Virgin Media Investment Holdings Ltd. Facility Term Loan B, 4.392%,
	11/19/37	GBP	1,779	1,959,215
Virgin Media Investment Holdings Ltd. Facility Term Loan C, 4.919%,
	7/17/13		1,500	1,381,907
	Wallace Theater Corp. (Hollywood Theatres) First Lien Term
	Loan, 6.56%, 8/09/09	USD	1,623	1,201,385
	Wallace Theater Corp. (Hollywood Theaters) Second Lien
	Term Loan, 10.31%, 8/09/09		2,500	1,750,000
	Weather Channel Term Loan B, 7.25%, 6/01/15		998	935,655
	Yell Group Plc Facility Term Loan B2, 4.553%, 4/30/11	EUR	1,750	1,525,268
				70,132,395

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
Metals & Mining - 1.0%	Compass Minerals International, Inc. Term Loan,
	1.96% - 2.96%, 12/22/12	USD	776	$ 722,136
	Essar Steel Algoma, Inc. (fka Algoma Steel, Inc.) Term Loan,
	3%, 6/19/13		1,949	1,217,949
	Euramax International Holdings B.V. Second Lien Term Loan,
	13%, 6/29/13		738	132,819
	Euramax International, Inc. Second Lien Term Loan, 13%,
	6/29/13		482	86,846
				2,159,750
Multi-Utilities - 0.7%	FirstLight Power Resources, Inc. (fka NE Energy, Inc.) First
	Lien Advance Term Loan B, 4.125%, 10/31/13		1,230	1,002,803
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.) Letter
	of Credit, 1.35%, 10/03/13		159	129,207
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.) Second
	Lien Advance Term Loan, 5.966%, 10/31/14		750	375,000
	Mach Gen, LLC Synthetic Letter of Credit First Lien Term
	Loan, 1.218%, 2/12/13		69	50,359
				1,557,369
Multiline Retail - 0.5%	Dollar General Corp. Tranche Term Loan B-1, 3.198% - 3.924%,
	7/03/14		1,250	1,046,875
Oil, Gas & Consumable	Big West Oil, LLC Delay Draw Term Loan, 4.50%, 5/15/14		550	247,500
Fuels - 2.2%	Big West Oil, LLC Term Loan, 4.50%, 5/15/14		438	196,875
	Coffeyville Resources, LLC Letter of Credit, 3.15%, 12/21/13		324	229,459
	Coffeyville Resources, LLC Tranche Term Loan D, 8.75%, 12/21/13		1,045	739,039
	Drummond Co., Inc. Advance Term Loan B, 1.723%, 2/15/12		1,275	1,236,750
	Niskas Gas Storage Canada ULC Asset Sale Bridge Facility Term
	Loan, 2.205%, 5/08/11		29	22,388
	Niskas Gas Storage Canada ULC Term Loan B, 4.847%,
	5/08/13		453	350,961
	Niskas Gas Storage Gas LLC Wild Goose Acquisition Delay Draw
	Term Loan B, 2.203%, 5/08/13		51	39,214
	Niskas Gas Storage LLC Term Loan B, 4.847%, 5/08/13		75	57,889
	Vulcan Energy Corp. (fka Plains Resources, Inc.) Term Loan B3,
	5.50%, 9/03/11		1,750	1,470,000
	Western Refining Co., Inc. Term Loan, 8.25%, 5/30/14		915	501,910
				5,091,985
Paper & Forest	Boise Cascade Holdings LLC Second Lien Term Loan, 5.75%, 2/05/15		368	304,106
Products - 2.1%	Georgia-Pacific LLC Lien Term Loan B, 2.956% - 4.189%, 12/22/12		3,808	3,278,548
	NewPage Corp. Term Loan, 5.313%, 12/21/14		1,984	1,127,425
	Verso Paper Finance Holdings LLC Term Loan,
	7.685% - 8.435%, 2/01/13		345	68,957
				4,779,036
Personal Products - 0.6%	American Safety Razor Co., LLC Second Lien Term Loan,
	6.73%, 1/25/14		2,000	1,280,000
Pharmaceuticals - 1.7%	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409,
	Inc.) Term Loan, 5.223%, 4/15/14	EUR	2,463	2,270,137

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Warner Chilcott Co., Inc. Acquisition Date Tranche
	Term Loan B, 3.459%, 1/18/12	USD	1,255	$ 1,113,377
	Warner Chilcott Co., Inc. Acquisition Date Tranche
	Term Loan C, 3.459%, 1/30/13		515	457,118
				3,840,632
Professional Services - 0.2%	Booz Allen Hamilton, Inc. Tranche Term Loan B, 7.50%, 7/01/15		499	462,591
Real Estate Management	Capital Automotive LP Term Loan, 2.25%, 12/16/10		1,675	646,071
& Development - 1.1%	Enclave First Lien Term Loan, 6.14%, 3/01/12		2,000	1,000,000
	Georgian Towers Term Loan, 6.14%, 3/01/12		2,000	900,000
	Pivotal Promontory, LLC Second Lien Term Loan, 14.75%, 8/11/11 (d)		750	37,500
				2,583,571
Road & Rail - 0.9%	Rail America, Inc. Term Loan, 5.44%, 6/30/09		2,250	2,025,000
Software - 0.5%	Bankruptcy Management Solutions, Inc. First Lien Term
	Loan, 4.41%, 7/06/12		978	742,900
	Bankruptcy Management Solutions, Inc. Second Lien Term
	Loan, 6.698%, 7/06/13		489	215,050
	CCC Information Services Group, Inc. Term Loan, 3.72%,
	2/10/13		411	287,979
				1,245,929
Specialty Retail - 1.9%	ADESA, Inc. (KAR Holdings, Inc.) Initial Term Loan, 2.73% - 3.709%,
	10/20/13		2,395	1,588,010
	Burlington Coat Factory Warehouse Corp. Term Loan, 2.73%, 5/28/13		517	228,114
	General Nutrition Centers, Inc. Term Loan, 3.69% - 3.72%, 9/26/13		995	669,095
	OSH Properties LLC (Orchard Supply) Participation 1 Term
	Loan B, 2.784%, 12/21/13		1,500	900,000
	Sensata Technology BV/Sensata Technology Finance Co., LLC
	Term Loan, 3.971% - 4.13%, 4/27/13	EUR	1,463	852,038
				4,237,257
Textiles, Apparel &	Renfro Corp. Tranche Term Loan B, 4.16% - 4.71%, 9/30/13	USD	436	174,500
Luxury Goods - 0.1%
Trading Companies &	Beacon Sales Acquisition, Inc. Term Loan B, 2.479% - 3.435%, 11/02/13		1,222	769,781
Distributors - 0.3%
Wireless	Cricket Communications, Inc. (aka Leap Wireless) Term Loan B,
Telecommunication	6.50%, 6/16/13		1,419	1,292,623
Services - 1.6%	MetroPCS Wireless, Inc. Tranche Term Loan B, 2.75% - 3.438%, 11/03/13		1,618	1,405,698
	Ntelos, Inc. Advance Term Loan B-1, 2.73%, 8/14/11		928	823,099
				3,521,420
	Total Floating Rate Loan Interests - 117.5%			266,591,581
	Common Stocks		Shares
Capital Markets - 0.1%	E*Trade Financial Corp. (i)		121,011	137,953
Commercial Services &	Sirva Common Stock		554	2,770
Supplies - 0.0%
Paper & Forest Products - 0.0% Ainsworth Lumber Co. Ltd. (i)			55,855	38,717
	Ainsworth Lumber Co. Ltd. (c)(i)		62,685	42,975
				81,692
	Total Common Stocks - 0.1%			222,415

BlackRock Floating Rate Income Trust
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Preferred Stocks	Shares	Value
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (c)(i)	100	$ 45,000
	Total Preferred Stocks - 0.0%		45,000
	Warrants (j)
Machinery - 0.0%	Synventive Molding Solutions (expires 1/15/13)	2	0
	Total Warrants - 0.0%		0
	Other Interests (k)
Health Care Providers &	Critical Care Systems International, Inc. (e)	947	191
Services - 0.0%
Household Durables - 0.0%	Berkline Benchcraft Equity LLC (e)	6,155	0
	Total Other Interests - 0.0%		191
	Total Long-Term Investments (Cost - $516,945,364) - 153.6%		348,392,405
	Options Purchased	Contracts
Over-the-Counter Traded Put	Marsico Parent Superholdco LLC, expiring December 2009 at
Options	USD 942.86, Broker Goldman Sachs Group, Inc.	26	42,120
	Total Options Purchased (Cost - $25,422) - 0.0%		42,120
	Total Investments (Cost - $516,970,786*) - 153.6%		348,434,525
	Liabilities in Excess of Other Assets - (27.7)%		(62,752,755)
	Preferred Shares, at Redemption Value - (25.9)%		(58,819,369)
	Net Assets Applicable to Common Shares - 100.0%	$ 226,862,401

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 517,008,850
Gross unrealized appreciation	$ 711,748
Gross unrealized depreciation	(169,286,073)
Net unrealized depreciation	$ (168,574,325)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Security is valued in accordance with the Trust's fair valuation policy.
(f)	Restricted securities as to resale, representing 9.3% of net assets were as follows:

	Acquisition
Issue	Date(s)	Cost	Value
Colombia Government International
Bond, 8.541%,
3/17/13	2/15/06	$ 1,299,459	$ 1,128,000
Costa Rica Government International
Bond, 9.335%,
5/15/09	8/30/04 - 11/01/04	3,220,092	3,248,000
Nordic Telephone Co. Holdings ApS,
10.107%, 5/01/16	4/26/06	1,867,951	1,459,648
Pemex Project Funding Master
Trust, 2.894%, 10/15/09	8/27/04 - 12/15/04	12,791,943	12,668,250
Republic of Venezuela, 2.123%,
4/20/11	10/26/04	3,769,343	2,630,000
Total		$ 22,948,788	$ 21,133,898

BlackRock Floating Rate Income Trust Schedule of Investments January 31, 2009 (Unaudited)

(g)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.
(h)	Amount is less than $1,000.
(i)	Non-income producing security.
(j)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Foreign currency exchange contracts as of January 31, 2009 were as follows:

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	44,459,310	EUR	33,912,000	Deutsche Bank AG	3/18/09	$ 1,066,704
USD	1,323,079	EUR	1,000,000	Citibank NA	3/18/09	43,514
USD	8,816,729	GBP	5,946,000	UBS AG	3/18/09	205,066
USD	332,953	GBP	242,500	Citibank NA	3/18/09	(18,262)
USD	739,126	MXN	10,416,500	Deutsche AG, London	3/18/09	21,337
Total						$ 1,318,359

• Credit default swaps on traded indexes - sold protection outstanding as of January 31, 2009 were as follows:

	Receive			Notional
	Fixed			Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)	Depreciation
BAA Ferovial
Junior Term Loan	2.00%	Deutsche Bank AG	June 2012	GBP 1,800	$ (611,795)

• Currency Abbreviations:
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	US Dollar

BlackRock Floating Rate Income Trust Schedule of Investments January 31, 2009 (Unaudited)

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 176,670	-	-
Level 2	226,638,796	$ 1,378,741	$ (18,262)
Level 3	121,576,939	-	(611,795)
Total	$ 348,392,405	$ 1,378,741	$ (630,057)
* Other financial instruments are swaps, foreign currency exchange and options contracts.

Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are at shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

	Investments in	Other Financial
	Securities	Instruments*
Balance, as of October 31, 2008	$ 119,862,229	$ (543,254)
Accrued discounts/premiums	176,462	-
Realized gain (loss)	(7,614,669)	-
Change in unrealized appreciation (depreciation)	(41,771,326)	(68,541)
Net purchases (sales)	(12,951,188)	-
Net transfers in/out of Level 3	63,875,431	-
Balance, as of January 31, 2009	$ 121,576,939	$ (611,795)

* Other financial instruments are swap contracts. Swap contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Floating Rate Income Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: March 25, 2009